Net Investment Income - Summary of Net Investment Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Dividend income	¥ 79,840	¥ 87,850	¥ 138,874
Total net investment income	176,464	93,922	424,097
Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net gain from disposal of instruments	¥ 96,624	¥ 6,072	4,187
Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net gain from disposal of instruments			¥ 281,036